Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2017
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Dividends on Ordinary Shares

10. DIVIDENDS ON ORDINARY SHARES

Dividends on ordinary shares declared and paid during the year were as follows:

	Group			Group
	2017 Pence per share	2016 Pence per share	2015 Pence per share	2017 £m	2016 £m	2015 £m
In respect of current year – first interim	1.04	1.02	1.05	323	317	325
– second interim	0.74	0.89	0.33	230	276	102
	1.78	1.91	1.38	553	593	427